Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	£ (480)	£ 462	£ 646
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	0	109
Fair value movements on available-for-sale investments		(14)	251
Reclassification of fair value movements on available-for-sale investments		(42)	(245)
Deferred tax on fair value movements on available-for-sale investments		47
Deferred tax reversed on reclassification of available-for-sale investments		(18)	51
Reclassification of cash flow hedges to income statement			1
Fair value movements on cash flow hedges	140	(10)	2
Reclassification of cash flow hedges on income and expense	(175)		1
Deferred tax on fair value movements on cash flow hedges	(22)		2
Deferred tax reversed on reclassification of cash flow hedges	20
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(1)	(149)	603
Fair value movements on equity investments	180
Deferred tax on fair value movements on equity investments	10
Remeasurement gains (losses) on defined benefit plans	728	549	(475)
Tax on remeasurement gains (losses) in defined benefit plans	(146)	(221)	126
Other comprehensive income for the year	254	713	962
Retained earnings [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(458)	462	633
Reclassification of exchange on liquidation or disposal of overseas subsidiaries		109
Fair value movements on cash flow hedges	0
Reclassification of cash flow hedges on income and expense	0
Deferred tax on fair value movements on cash flow hedges	0
Deferred tax reversed on reclassification of cash flow hedges	0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	0
Fair value movements on equity investments	0
Deferred tax on fair value movements on equity investments	0
Remeasurement gains (losses) on defined benefit plans	728	549	(475)
Tax on remeasurement gains (losses) in defined benefit plans	(146)	(221)	126
Other comprehensive income for the year	124	899	284
Other reserves [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(22)		13
Fair value movements on available-for-sale investments		(14)	251
Reclassification of fair value movements on available-for-sale investments		(42)	(245)
Deferred tax on fair value movements on available-for-sale investments		47
Deferred tax reversed on reclassification of available-for-sale investments		(18)	51
Reclassification of cash flow hedges to income statement			1
Fair value movements on cash flow hedges	140	(10)	2
Reclassification of cash flow hedges on income and expense	(175)
Deferred tax on fair value movements on cash flow hedges	(22)		2
Deferred tax reversed on reclassification of cash flow hedges	20
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	0
Fair value movements on equity investments	180
Deferred tax on fair value movements on equity investments	10
Remeasurement gains (losses) on defined benefit plans	0
Tax on remeasurement gains (losses) in defined benefit plans	0
Other comprehensive income for the year	131	(37)	75
Non- controlling interests [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	0
Fair value movements on cash flow hedges	0
Reclassification of cash flow hedges on income and expense	0
Deferred tax on fair value movements on cash flow hedges	0
Deferred tax reversed on reclassification of cash flow hedges	0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(1)	(149)	603
Fair value movements on equity investments	0
Deferred tax on fair value movements on equity investments	0
Remeasurement gains (losses) on defined benefit plans	0
Tax on remeasurement gains (losses) in defined benefit plans	0
Other comprehensive income for the year	£ (1)	£ (149)	£ 603